GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Financial Statements

Year ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Year ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and Contract Owners of Genworth Life of New York VA Separate Account 3:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 3 (the Separate Account), as of December 31, 2024, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes and the financial highlights in Note 6 for each of the years presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2000.

Richmond, Virginia

April 23, 2025

Appendix

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five-year or lessor periods then ended.

AB Variable Products Series Fund, Inc.

AB VPS International Value Portfolio — Class B

AB VPS Small Cap Growth Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. EQV International Equity Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Principal Blue Chip Growth Fund — Class 1

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Eaton Vance Variable Trust

VT Floating-Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II - Service Shares

Fidelity® Variable Insurance Products Fund

VIP Contrafund® Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Service Class 2

VIP FundsManager® 50% Portfolio — Service Class 2

VIP FundsManager® 60% Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Shares VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Janus Aspen Series

Janus Henderson Forty Portfolio — Service Shares

Lincoln Variable Insurance Products Trust

LVIP American Century Inflation Protection Fund — Service Class (1)

PIMCO Variable Insurance Trust

High Yield Portfolio — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.

Real Estate Securities V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities

December 31, 2024

	AB Variable Products Series Fund, Inc.		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

	AB VPS International Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. EQV International Equity Fund — Series II shares

Assets:
Investments at fair value (note 2b)	$—	$5,224	$—	$16,613	$—
Dividend receivable	—	—	—	—	—
Total assets	—	5,224	—	16,613	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—	—	1	—
Payable for units withdrawn	—	—	—	—	—
Total liabilities	—	—	—	1	—
Net assets	$—	$5,224	$—	$16,612	$—

Investments in securities at cost	$—	$7,066	$—	$13,856	$—
Shares outstanding	—	553	—	494	—

	Eaton Vance Variable Trust	Federated Hermes Insurance Series	Fidelity® Variable Insurance Products Fund

	VT Floating-Rate Income Fund	Federated Hermes Kaufmann Fund II — Service Shares	VIP Contrafund® Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Service Class 2	VIP FundsManager® 50% Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$20,399	$—	$33,348	$260	$1,240,849
Dividend receivable	122	—	—	—	—
Total assets	20,521	—	33,348	260	1,240,849

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	—	1	3	58
Payable for units withdrawn	—	—	—	—	35
Total liabilities	1	—	1	3	93
Net assets	$20,520	$—	$33,347	$257	$1,240,756

Investments in securities at cost	$21,832	$—	$22,419	$225	$1,145,803
Shares outstanding	2,369	—	601	10	103,577

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities — Continued

December 31, 2024

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)			BlackRock Variable Series Funds, Inc.		Columbia Funds Variable Series Trust II

Invesco V.I. Global Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

$—	$—	$—	$—	$6,173,206	$372	$—
—	—	—	—	—	—	—
—	—	—	—	6,173,206	372	—

—	—	—	—	283	—	—
—	—	—	—	18	1	—
—	—	—	—	301	1	—
$—	$—	$—	$—	$6,172,905	$371	$—

$—	$—	$—	$—	$6,782,087	$108	$—
—	—	—	—	478,914	5	—

Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series

VIP FundsManager® 60% Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	Franklin Mutual Shares VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Janus Henderson Forty Portfolio — Service Shares

$8,339,386	$375	$16,439	$91	$—	$139,430	$13,851
—	—	—	—	—	307	—
8,339,386	375	16,439	91	—	139,737	13,851

381	(1)	1	5	—	6	1

88	—	—	—	—	—	—
469	(1)	1	5	—	6	1
$8,338,917	$376	$16,438	$86	$—	$139,731	$13,850

$7,997,730	$179	$19,457	$87	$—	$139,430	$10,009
804,184	5	1,548	3	—	139,430	271

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities — Continued

December 31, 2024

	Lincoln Variable Insurance Products Trust	PIMCO Variable Insurance Trust

	LVIP American Century Inflation Protection Fund — Service Class	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

Assets:
Investments at fair value (note 2b)	$16,420	$24,045	$16,258	$—	$—
Dividend receivable	—	122	43	—	—
Total assets	16,420	24,167	16,301	—	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	1	1	—	—
Payable for units withdrawn	—	—	—	—	—
Total liabilities	1	1	1	—	—
Net assets	$16,419	$24,166	$16,300	$—	$—

Investments in securities at cost	$19,439	$25,657	$25,058	$—	$—
Shares outstanding	1,792	3,321	2,236	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities — Continued

December 31, 2024

State Street Variable Insurance Series Funds, Inc.		The Prudential Series Fund

Real Estate Securities V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	PSF Natural Resources Portfolio — Class II Shares

$—	$3,955,324	$132
—	—	—
—	3,955,324	132

—	182	3
—	35	—
—	217	3
$—	$3,955,107	$129

$—	$3,987,634	$73
—	252,414	3

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations

	AB Variable Products Series Fund, Inc.		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

	AB VPS International Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. EQV International Equity Fund — Series II shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$ —	$—	$ 109	$—
Mortality and expense risk and administrative charges (note 4)	—	72	—	225	—
Net investment income (expense)	—	(72)	—	(116)	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(35)	—	37	—
Change in unrealized appreciation (depreciation)	—	855	—	1,961	—
Capital gain distributions	—	—	—	1,309	—
Net realized and unrealized gain (loss) on investments	—	820	—	3,307	—

Increase (decrease) in net assets from operations	$—	$748	$—	$3,191	$—

	Eaton Vance Variable Trust	Federated Hermes Insurance Series	Fidelity® Variable Insurance Products Fund

	VT Floating-Rate Income Fund	Federated Hermes Kaufmann Fund II — Service Shares	VIP Contrafund® Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Service Class 2	VIP FundsManager® 50% Portfolio — Service Class 2

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$1,566	$—	$ 10	$ 4	$28,409
Mortality and expense risk and administrative charges (note 4)	344	—	449	4	25,330
Net investment income (expense)	1,222	—	(439)	—	3,079

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(25)	—	175	1	37,840
Change in unrealized appreciation (depreciation)	(65)	—	4,386	13	59,765
Capital gain distributions	—	—	3,869	16	—
Net realized and unrealized gain (loss) on investments	(90)	—	8,430	30	97,605

Increase (decrease) in net assets from operations	$1,132	$—	$7,991	$30	$100,684

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)			BlackRock Variable Series Funds, Inc.		Columbia Funds Variable Series Trust II

Invesco V.I. Global Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$—	$—	$—	$90,855	$—	$—
—	—	—	—	110,761	5	—
—	—	—	—	(19,906)	(5)	—

—	—	—	—	(55,171)	12	—
—	—	—	—	46,468	55	—
—	—	—	—	493,140	—	—
—	—	—	—	484,437	67	—

$—	$—	$—	$—	$464,531	$62	$—

Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series

VIP FundsManager® 60% Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	Franklin Mutual Shares VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Janus Henderson Forty Portfolio — Service Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$160,880	$—	$554	$—	$—	$8,935	$1
147,288	5	284	1	—	3,074	188
13,592	(5)	270	(1)	—	5,861	(187)

42,346	8	(47)	—	—	—	48
598,291	99	(262)	1	—	—	2,217
—	—	—	12	—	—	805
640,637	107	(309)	13	—	—	3,070

$654,229	$102	$(39)	$12	$—	$5,861	$2,883

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations — Continued

	Lincoln Variable Insurance Products Trust	PIMCO Variable Insurance Trust

	LVIP American Century Inflation Protection Fund — Service Class	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$617	$1,373	$465	$—	$—
Mortality and expense risk and administrative charges (note 4)	284	406	294	—	—
Net investment income (expense)	333	967	171	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(45)	(31)	(139)	—	—
Change in unrealized appreciation (depreciation)	(320)	227	(1,376)	—	—
Capital gain distributions	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	(365)	196	(1,515)	—	—

Increase (decrease) in net assets from operations	$(32)	$1,163	$(1,344)	$—	$—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations — Continued

State Street Variable Insurance Series Funds, Inc.		The Prudential Series Fund

Real Estate Securities V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$170,650	$—
—	71,133	3
—	99,517	(3)

—	(17,031)	3
—	290,355	3
—	828	—
—	274,152	6

$—	$373,669	$3

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

	AB VPS International Value Portfolio — Class B		AB VPS Small Cap Growth Portfolio — Class B		Invesco V.I. Comstock Fund — Series II shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$(72)	$(63)	$—	$—
Net realized gain (loss) on investments	—	—	(35)	(621)	—	—
Change in unrealized appreciation (depreciation) on investments	—	—	855	1,358	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	—	—	748	674	—	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	—	(766)	—	—
Administrative expenses	—	—	(2)	(6)	—	—
Transfers between subaccounts (including fixed account), net	—	—	—	(1)	—	—
Increase (decrease) in net assets from capital transactions	—	—	(2)	(773)	—	—
Increase (decrease) in net assets	—	—	746	(99)	—	—
Net assets at beginning of year	—	—	4,478	4,577	—	—
Net assets at end of year	$—	$—	$5,224	$4,478	$—	$—

Change in units (note 5):
Units purchased	—	—	—	—	—	—
Units redeemed	—	—	—	(20)	—	—
Net increase (decrease) in units from capital transactions with contract owners	—	—	—	(20)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. EQV International Equity Fund — Series II shares		Invesco V.I. Global Fund — Series II shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(116)	$(87)	$—	$—	$—	$—	$—	$—	$—	$—
37	(3)	—	—	—	—	—	—	—	—
1,961	2,177	—	—	—	—	—	—	—	—
1,309	296	—	—	—	—	—	—	—	—
3,191	2,383	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—
—	(10)	—	—	—	—	—	—	—	—
—	(1)	—	—	—	—	—	—	—	—
—	(11)	—	—	—	—	—	—	—	—
3,191	2,372	—	—	—	—	—	—	—	—
13,421	11,049	—	—	—	—	—	—	—	—
$16,612	$13,421	$—	$—	$—	$—	$—	$—	$—	$—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	BlackRock Variable Series Funds, Inc.				Columbia Funds Variable Series Trust II

	BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		CTIVP® — Principal Blue Chip Growth Fund — Class 1

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$ (19,906)	$ 50,621	$ (5)	$ (10)
Net realized gain (loss) on investments	—	—	(55,171)	(241,302)	12	1,247
Change in unrealized appreciation (depreciation) on investments	—	—	46,468	894,752	55	(954)
Capital gain distributions	—	—	493,140	—	—	—
Increase (decrease) in net assets from operations	—	—	464,531	704,071	62	283

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	(662,684)	(1,027,009)	—	(2,243)
Administrative expenses	—	—	(152,524)	(161,477)	(8)	(8)
Transfers between subaccounts (including fixed account), net	—	—	(306,042)	(123,931)	2	—
Increase (decrease) in net assets from capital transactions	—	—	(1,121,250)	(1,312,417)	(6)	(2,251)
Increase (decrease) in net assets	—	—	(656,719)	(608,346)	56	(1,968)
Net assets at beginning of year	—	—	6,829,624	7,437,970	315	2,283
Net assets at end of year	$—	$—	$6,172,905	$6,829,624	$371	$ 315

Change in units (note 5):
Units purchased	—	—	3,595	7,022	—	—
Units redeemed	—	—	(69,069)	(92,673)	—	(111)
Net increase (decrease) in units from capital transactions with contract owners	—	—	(65,474)	(85,651)	—	(111)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

Columbia Funds Variable Series Trust II (continued)		Eaton Vance Variable Trust		Federated Hermes Insurance Series		Fidelity® Variable Insurance Products Fund

Columbia Variable Portfolio — Overseas Core Fund — Class 2		VT Floating-Rate Income Fund		Federated Hermes Kaufmann Fund II — Service Shares		VIP Contrafund® Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Service Class 2

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$—	$—	$ 1,222	$ 1,201	$ —	$ —	$ (439)	$ (271)	$—	$ (5)
—	—	(25)	(27)	—	—	175	333	1	156
—	—	(65)	481	—	—	4,386	5,283	13	(79)
—	—	—	—	—	—	3,869	842	16	7
—	—	1,132	1,655	—	—	7,991	6,187	30	79

—	—	—	—	—	—	—	(2,143)	—	(1,953)
—	—	—	—	—	—	(8)	(26)	(5)	(6)
—	—	—	(1)	—	—	1	—	2	—
—	—	—	(1)	—	—	(7)	(2,169)	(3)	(1,959)
—	—	1,132	1,654	—	—	7,984	4,018	27	(1,880)
—	—	19,388	17,734	—	—	25,363	21,345	230	2,110
$—	$—	$20,520	$19,388	$—	$—	$33,347	$25,363	$257	$ 230

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(74)	—	(77)
—	—	—	—	—	—	—	(74)	—	(77)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Funds Manager® 50% Portfolio — Service Class 2		VIP Funds Manager® 60% Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Service Class 2

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$ 3,079	$ 7,958	$ 13,592	$ 42,018	$ (5)	$ (9)
Net realized gain (loss) on investments	37,840	(11,989)	42,346	(105,558)	8	273
Change in unrealized appreciation (depreciation) on investments	59,765	172,632	598,291	1,080,778	99	20
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	100,684	168,601	654,229	1,017,238	102	284

From capital transactions (note 4):
Transfers for contract benefits and terminations	(335,541)	(322,630)	(841,233)	(703,582)	—	(1,944)
Administrative expenses	(34,304)	(40,593)	(154,033)	(160,969)	(8)	(7)
Transfers between subaccounts (including fixed account), net	(49,339)	(55,110)	(186,754)	(110,546)	1	(1)
Increase (decrease) in net assets from capital transactions	(419,184)	(418,333)	(1,182,020)	(975,097)	(7)	(1,952)
Increase (decrease) in net assets	(318,500)	(249,732)	(527,791)	42,141	95	(1,668)
Net assets at beginning of year	1,559,256	1,808,988	8,866,708	8,824,567	281	1,949
Net assets at end of year	$1,240,756	$1,559,256	$8,338,917	$8,866,708	$376	$ 281

Change in units (note 5):
Units purchased	792	720	1,253	4,990	—	—
Units redeemed	(24,466)	(27,255)	(60,648)	(59,979)	—	(47)
Net increase (decrease) in units from capital transactions with contract owners	(23,674)	(26,535)	(59,395)	(54,989)	—	(47)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust		Goldman Sachs Variable Insurance Trust		Janus Aspen Series

VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2		Franklin Mutual Shares VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares		Janus Henderson Forty Portfolio — Service Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$ 270	$ 127	$(1)	$(3)	$—	$—	$ 5,861	$ 3,730	$(187)	$(131)
(47)	(52)	—	(13)	—	—	—	—	48	(113)
(262)	590	1	55	—	—	—	—	2,217	3,397
—	—	12	3	—	—	—	—	805	—
(39)	665	12	42	—	—	5,861	3,730	2,883	3,153

—	—	—	(629)	—	—	(743,094)	(383,388)	—	(1,581)
—	—	(2)	(2)	—	—	(2,849)	(2,673)	(6)	(13)
—	(1)	—	1	—	—	694,370	498,423	—	—
—	(1)	(2)	(630)	—	—	(51,573)	112,362	(6)	(1,594)
(39)	664	10	(588)	—	—	(45,712)	116,092	2,877	1,559
16,477	15,813	76	664	—	—	185,443	69,351	10,973	9,414
$16,438	$16,477	$86	$ 76	$—	$—	$139,731	$185,443	$13,850	$10,973

—	—	—	—	—	—	91,925	72,707	—	—
—	—	—	(22)	—	—	(97,657)	(60,043)	—	(43)
—	—	—	(22)	—	—	(5,732)	12,664	—	(43)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	Lincoln Variable Insurance Products Trust		PIMCO Variable Insurance Trust

	LVIP American Century Inflation Protection Fund — Service Class		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$333	$250	$967	$854	$171	$115
Net realized gain (loss) on investments	(45)	(622)	(31)	(48)	(139)	(133)
Change in unrealized appreciation (depreciation) on investments	(320)	681	227	1,344	(1,376)	401
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	(32)	309	1,163	2,150	(1,344)	383

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	(4,298)	—	—	—	—
Administrative expenses	—	(28)	—	—	—	—
Transfers between subaccounts (including fixed account), net	—	(1)	2	1	—	(1)
Increase (decrease) in net assets from capital transactions	—	(4,327)	2	1	—	(1)
Increase (decrease) in net assets	(32)	(4,018)	1,165	2,151	(1,344)	382
Net assets at beginning of year	16,451	20,469	23,001	20,850	17,644	17,262
Net assets at end of year	$16,419	$16,451	$24,166	$23,001	$16,300	$17,644

Change in units (note 5):
Units purchased	—	—	—	—	—	—
Units redeemed	—	(387)	—	—	—	—
Net increase (decrease) in units from capital transactions with contract owners	—	(387)	—	—	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)				State Street Variable Insurance Series Funds, Inc.				The Prudential Series Fund

Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares		PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$—	$—	$—	$—	$—	$—	$99,517	$9,947	$(3)	$(6)
—	—	—	—	—	—	(17,031)	(155,870)	3	507
—	—	—	—	—	—	290,355	714,576	3	(472)
—	—	—	—	—	—	828	—	—	—
—	—	—	—	—	—	373,669	568,653	3	29

—	—	—	—	—	—	(583,463)	(618,240)	—	(1,172)
—	—	—	—	—	—	(94,093)	(102,646)	(3)	(3)
—	—	—	—	—	—	(151,784)	(211,747)	1	—
—	—	—	—	—	—	(829,340)	(932,633)	(2)	(1,175)
—	—	—	—	—	—	(455,671)	(363,980)	1	(1,146)
—	—	—	—	—	—	4,410,778	4,774,758	128	1,274
$—	$—	$—	$—	$—	$—	$3,955,107	$4,410,778	$129	$128

—	—	—	—	—	—	11,148	6,194	—	—
—	—	—	—	—	—	(58,889)	(65,706)	—	(123)
—	—	—	—	—	—	(47,741)	(59,512)	—	(123)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements

December 31, 2024

(1)	Description of Entity

Genworth Life of New York VA Separate Account 3 (the “Separate Account”) is a separate investment account established on October 7, 2009, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is a stock life insurance company incorporated under the laws of New York on February 23, 1988. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLAIC is a direct, wholly-owned subsidiary of GLIC, and GLIC is a direct, wholly-owned subsidiary of Genworth North America Corporations (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

During the years ended December 31, 2024 and 2023, the following Portfolio name was changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
American Century Variable Portfolios II, Inc. — VP Inflation Protection Fund — Class II	Lincoln Variable Insurance Products Trust — LVIP American Century Inflation Protection Fund — Service Class	April 26, 2024

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2024 and there were no transfers between the levels during 2024.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day that the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

(f) Segment Reporting

In this reporting period, the subaccounts within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(g) Subsequent Events

No material subsequent events have occurred since December 31, 2024 through April 23, 2025, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2024 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B	$—	$—
AB VPS Small Cap Growth Portfolio — Class B	—	77
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series II shares	—	—
Invesco V.I. Core Equity Fund — Series I shares	1,419	225
Invesco V.I. EQV International Equity Fund — Series II shares	—	—
Invesco V.I. Global Fund — Series II shares	—	—
Invesco V.I. Main Street Fund® — Series II shares	—	—
Invesco V.I. Main Street Small Cap Fund® — Series II shares	—	—
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund — Class III Shares	—	—
BlackRock Global Allocation V.I. Fund — Class III Shares	644,883	1,293,372

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Columbia Funds Variable Series Trust II
CTIVP®—Principal Blue Chip Growth Fund — Class 1	$—	$18
Columbia Variable Portfolio—Overseas Core Fund — Class 2	—	—
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	1,579	344
Federated Hermes Insurance Series
Federated Hermes Kaufmann Fund II — Service Shares	—	—
Fidelity® Variable Insurance Products Fund
VIP Contrafund® Portfolio — Service Class 2	3,880	464
VIP Equity-Income PortfolioSM — Service Class 2	20	12
VIP FundsManager® 50% Portfolio — Service Class 2	42,308	458,394
VIP FundsManager® 60% Portfolio — Service Class 2	185,560	1,354,385
VIP Growth Opportunities Portfolio — Service Class 2	—	19
VIP Investment Grade Bond Portfolio — Service Class 2	554	284
VIP Mid Cap Portfolio — Service Class 2	12	3
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund — Class 2 Shares	—	—
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	868,134	913,607
Janus Aspen Series
Janus Henderson Forty Portfolio — Service Shares	806	199
Lincoln Variable Insurance Products Trust
LVIP American Century Inflation Protection Fund — Service Class	617	285
PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class Shares	1,348	407
Long-Term U.S. Government Portfolio — Administrative Class Shares	452	294
Low Duration Portfolio — Administrative Class Shares	—	—
Total Return Portfolio — Administrative Class Shares	—	—
State Street Variable Insurance Series Funds, Inc.
Real Estate Securities V.I.S. Fund — Class 1 Shares	—	—
Total Return V.I.S. Fund — Class 3 Shares	365,006	1,094,477
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	—	6

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for the premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract. During the period of January 1, 2023 to December 31, 2024, there were no premiums received.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year),

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge This charge is assessed through a reduction in unit values.	1.00% — 1.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $40 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 6.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2024 and 2023 is reflected in the Statements of Changes in Net Assets.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B
2024	1.15% to 1.95%	—	11.98 to 10.61	—	0.00%	3.59% to 2.75%
2023	1.15% to 1.95%	—	11.56 to 10.33	—	0.00%	13.51% to 12.60%
2022	1.15% to 1.95%	—	10.19 to 9.17	—	0.00%	(14.79)% to (15.47)%
2021	1.15% to 1.95%	—	11.96 to 10.85	—	0.00%	9.58% to 8.69%
2020	1.15% to 1.95%	—	10.91 to 9.98	—	0.00%	1.03% to 0.22%
AB VPS Small Cap Growth Portfolio — Class B
2024	1.45% to 1.45%	108	48.74 to 48.74	5	0.00%	16.72% to 16.72%
2023	1.45% to 1.45%	108	41.76 to 41.76	4	0.00%	16.02% to 16.02%
2022	1.45% to 1.45%	128	35.99 to 35.99	5	0.00%	(40.14)% to (40.14)%
2021	1.45% to 1.45%	168	60.13 to 60.13	10	0.00%	7.62% to 7.62%
2020	1.45% to 1.45%	191	55.88 to 55.88	11	0.00%	51.42% to 51.42%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series II shares
2024	1.15% to 1.95%	—	39.19 to 34.72	—	0.00%	13.54% to 12.62%
2023	1.15% to 1.95%	—	34.52 to 30.83	—	0.00%	10.81% to 9.92%
2022	1.15% to 1.95%	—	31.15 to 28.05	—	0.00%	(0.31)% to (1.12)%
2021	1.15% to 1.95%	—	31.25 to 28.36	—	0.00%	31.51% to 30.45%
2020	1.15% to 1.95%	—	23.76 to 21.74	—	0.00%	(2.23)% to (3.02)%
Invesco V.I. Core Equity Fund — Series I shares
2024	1.45% to 1.45%	497	33.47 to 33.47	17	0.71%	23.78% to 23.78%
2023	1.45% to 1.45%	497	27.04 to 27.04	13	0.75%	21.58% to 21.58%
2022	1.45% to 1.45%	497	22.24 to 22.24	11	0.93%	(21.70)% to (21.70)%
2021	1.45% to 1.45%	497	28.41 to 28.41	14	0.67%	25.89% to 25.89%
2020	1.45% to 1.45%	497	22.56 to 22.56	11	0.20%	12.20% to 12.20%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. EQV International Equity Fund — Series II shares
2024	1.15% to 1.95%	—	17.63 to 15.61	—	0.00%	(0.82)% to (1.62)%
2023	1.15% to 1.95%	—	17.77 to 15.87	—	0.00%	16.52% to 15.58%
2022	1.15% to 1.95%	—	15.25 to 13.73	—	0.00%	(19.44)% to (20.09)%
2021	1.15% to 1.95%	—	18.93 to 17.18	—	0.00%	4.39% to 3.55%
2020	1.15% to 1.95%	—	18.14 to 16.60	—	0.00%	12.43% to 11.52%
Invesco V.I. Global Fund — Series II shares
2024	1.15% to 1.95%	—	33.68 to 29.83	—	0.00%	14.44% to 13.51%
2023	1.15% to 1.95%	—	29.43 to 26.28	—	0.00%	32.91% to 31.83%
2022	1.15% to 1.95%	—	22.14 to 19.93	—	0.00%	(32.72)% to (33.26)%
2021	1.45% to 1.45%	418	31.74 to 31.74	13	0.00%	13.50% to 13.50%
2020	1.45% to 1.45%	418	27.96 to 27.96	12	0.57%	25.49% to 25.49%
Invesco V.I. Main Street Fund® — Series II shares
2024	1.15% to 1.95%	—	44.91 to 39.78	—	0.00%	21.96% to 20.97%
2023	1.15% to 1.95%	—	36.82 to 32.88	—	0.00%	21.42% to 20.44%
2022	1.15% to 1.95%	—	30.32 to 27.30	—	0.00%	(21.23)% to (21.86)%
2021	1.15% to 1.95%	—	38.50 to 34.94	—	0.00%	25.77% to 24.75%
2020	1.15% to 1.95%	—	30.61 to 28.01	—	0.00%	12.38% to 11.48%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2024	1.15% to 1.95%	—	41.75 to 36.98	—	0.00%	11.10% to 10.20%
2023	1.15% to 1.95%	—	37.58 to 33.55	—	0.00%	16.47% to 15.53%
2022	1.15% to 1.95%	—	32.26 to 29.04	—	0.00%	(17.01)% to (17.68)%
2021	1.15% to 1.95%	—	38.87 to 35.28	—	0.00%	20.86% to 19.88%
2020	1.15% to 1.95%	—	32.17 to 29.43	—	0.00%	18.26% to 17.30%
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund — Class III Shares
2024	1.15% to 1.95%	—	31.36 to 27.78	—	0.00%	8.78% to 7.90%
2023	1.15% to 1.95%	—	28.83 to 25.75	—	0.00%	14.91% to 13.98%
2022	1.15% to 1.95%	—	25.09 to 22.59	—	0.00%	(6.21)% to (6.97)%
2021	1.45% to 1.45%	884	25.80 to 25.80	23	1.12%	19.58% to 19.58%
2020	1.45% to 1.45%	884	21.58 to 21.58	19	0.81%	1.63% to 1.63%
BlackRock Global Allocation V.I. Fund — Class III Shares
2024	1.15% to 1.90%	356,335	18.72 to 16.71	6,173	1.38%	7.66% to 6.85%
2023	1.15% to 1.90%	421,809	17.39 to 15.64	6,830	2.40%	11.20% to 10.36%
2022	1.15% to 1.90%	507,460	15.64 to 14.17	7,438	0.00%	(17.04)% to (17.67)%
2021	1.15% to 1.90%	603,551	18.85 to 17.21	10,737	0.80%	5.19% to 4.39%
2020	1.15% to 1.90%	715,769	17.92 to 16.49	12,177	1.22%	19.32% to 18.42%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2024	1.45% to 1.45%	13	30.35 to 30.35	—	0.00%	19.65% to 19.65%
2023	1.45% to 1.45%	13	25.37 to 25.37	—	0.00%	37.52% to 37.52%
2022	1.45% to 1.45%	124	18.44 to 18.44	2	0.00%	(29.05)% to (29.05)%
2021	1.45% to 1.45%	348	26.00 to 26.00	9	0.00%	16.85% to 16.85%
2020	1.45% to 1.45%	478	22.25 to 22.25	11	0.00%	30.02% to 30.02%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2024	1.15% to 1.95%	—	14.21 to 13.24	—	0.00%	2.04% to 1.21%
2023	1.15% to 1.95%	—	13.93 to 13.08	—	0.00%	14.00% to 13.08%
2022	1.15% to 1.95%	—	12.21 to 11.57	—	0.00%	(15.88)% to (16.56)%
2021	1.15% to 1.95%	—	14.52 to 13.87	—	0.00%	8.48% to 7.60%
2020	1.15% to 1.95%	—	13.39 to 12.89	—	0.00%	7.57% to 6.70%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2024	1.70% to 1.70%	1,465	14.00 to 14.00	21	7.86%	5.84% to 5.84%
2023	1.70% to 1.70%	1,465	13.23 to 13.23	19	8.18%	9.33% to 9.33%
2022	1.70% to 1.70%	1,465	12.10 to 12.10	18	4.60%	(4.39)% to (4.39)%
2021	1.45% to 1.70%	2,305	13.04 to 12.65	30	2.90%	2.12% to 1.86%
2020	1.45% to 1.70%	2,305	12.77 to 12.42	29	3.35%	0.52% to 0.26%
Federated Hermes Insurance Series
Federated Hermes Kaufmann Fund II — Service Shares
2024	1.15% to 1.95%	—	35.30 to 31.26	—	0.00%	15.42% to 14.49%
2023	1.15% to 1.95%	—	30.58 to 27.31	—	0.00%	13.54% to 12.63%
2022	1.15% to 1.95%	—	26.93 to 24.25	—	0.00%	(31.06)% to (31.62)%
2021	1.15% to 1.95%	—	39.07 to 35.46	—	0.00%	1.09% to 0.27%
2020	1.15% to 1.95%	—	38.64 to 35.36	—	0.00%	27.00% to 25.98%
Fidelity® Variable Insurance Products Fund
VIP Contrafund® Portfolio — Service Class 2
2024	1.45% to 1.45%	715	46.64 to 46.64	33	0.03%	31.50% to 31.50%
2023	1.45% to 1.45%	715	35.47 to 35.47	25	0.26%	31.19% to 31.19%
2022	1.45% to 1.45%	789	27.03 to 27.03	21	0.25%	(27.55)% to (27.55)%
2021	1.45% to 1.45%	938	37.31 to 37.31	35	0.03%	25.66% to 25.66%
2020	1.45% to 1.45%	1,025	29.69 to 29.69	30	0.09%	28.35% to 28.35%
VIP Equity-Income Portfolio SM — Service Class 2
2024	1.45% to 1.45%	8	30.49 to 30.49	—	1.66%	13.38% to 13.38%
2023	1.45% to 1.45%	8	26.89 to 26.89	—	0.73%	8.78% to 8.78%
2022	1.45% to 1.45%	85	24.72 to 24.72	2	1.04%	(6.62)% to (6.62)%
2021	1.45% to 1.45%	240	26.47 to 26.47	6	1.39%	22.80% to 22.80%
2020	1.45% to 1.45%	330	21.56 to 21.56	7	2.07%	4.90% to 4.90%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP FundsManager® 50% Portfolio — Service Class 2
2024	1.15% to 1.90%	69,637	19.13 to 17.34	1,241	1.93%	7.12% to 6.31%
2023	1.15% to 1.90%	93,311	17.86 to 16.31	1,559	2.19%	11.36% to 10.52%
2022	1.15% to 1.90%	119,846	16.04 to 14.76	1,809	1.79%	(15.02)% to (15.67)%
2021	1.15% to 1.90%	136,840	18.87 to 17.50	2,446	0.96%	8.61% to 7.79%
2020	1.15% to 1.90%	160,512	17.38 to 16.24	2,660	0.99%	12.57% to 11.72%
VIP FundsManager® 60% Portfolio — Service Class 2
2024	1.45% to 1.90%	413,030	20.74 to 19.55	8,339	1.83%	7.85% to 7.36%
2023	1.45% to 1.90%	472,425	19.23 to 18.21	8,867	2.14%	12.43% to 11.91%
2022	1.45% to 1.90%	527,414	17.11 to 16.27	8,825	1.60%	(16.48)% to (16.86)%
2021	1.45% to 1.90%	630,179	20.48 to 19.57	12,662	0.93%	10.58% to 10.08%
2020	1.45% to 1.90%	770,550	18.52 to 17.78	14,039	0.90%	13.25% to 12.74%
VIP Growth Opportunities Portfolio — Service Class 2
2024	1.45% to 1.45%	5	72.13 to 72.13	—	0.00%	36.54% to 36.54%
2023	1.45% to 1.45%	5	52.83 to 52.83	—	0.00%	43.20% to 43.20%
2022	1.45% to 1.45%	52	36.89 to 36.89	2	0.00%	(39.21)% to (39.21)%
2021	1.45% to 1.45%	148	60.69 to 60.69	9	0.00%	10.05% to 10.05%
2020	1.45% to 1.45%	204	55.14 to 55.14	11	0.00%	65.79% to 65.79%
VIP Investment Grade Bond Portfolio — Service Class 2
2024	1.70% to 1.70%	1,603	10.26 to 10.26	16	3.36%	(0.24)% to (0.24)%
2023	1.70% to 1.70%	1,603	10.28 to 10.28	16	2.50%	4.20% to 4.20%
2022	1.70% to 1.70%	1,603	9.87 to 9.87	16	2.13%	(14.69)% to (14.69)%
2021	1.70% to 1.70%	1,603	11.56 to 11.56	19	1.82%	(2.58)% to (2.58)%
2020	1.70% to 1.70%	1,603	11.87 to 11.87	19	2.07%	7.31% to 7.31%
VIP Mid Cap Portfolio — Service Class 2
2024	1.45% to 1.45%	4	34.83 to 34.83	—	0.37%	15.47% to 15.47%
2023	1.45% to 1.45%	4	30.17 to 30.17	—	0.16%	13.14% to 13.14%
2022	1.45% to 1.45%	26	26.66 to 26.66	1	0.16%	(16.20)% to (16.20)%
2021	1.45% to 1.45%	71	31.82 to 31.82	2	0.29%	23.49% to 23.49%
2020	1.45% to 1.45%	97	25.76 to 25.76	2	0.36%	16.16% to 16.16%
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund — Class 2 Shares
2024	1.15% to 1.95%	—	24.93 to 22.08	—	0.00%	9.98% to 9.09%
2023	1.15% to 1.95%	—	22.67 to 20.24	—	0.00%	12.16% to 11.26%
2022	1.15% to 1.95%	—	20.21 to 18.19	—	0.00%	(8.49)% to (9.23)%
2021	1.15% to 1.95%	—	22.09 to 20.05	—	0.00%	17.80% to 16.85%
2020	1.15% to 1.95%	—	18.75 to 17.16	—	0.00%	(6.14)% to (6.90)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2024	1.45% to 1.70%	14,571	9.69 to 9.39	140	3.27%	3.38% to 3.12%
2023	1.45% to 1.70%	20,303	9.37 to 9.11	185	3.23%	3.27% to 3.01%
2022	1.45% to 1.45%	7,639	9.08 to 9.08	69	1.23%	(0.09)% to (0.09)%
2021	1.45% to 1.70%	16,540	9.09 to 8.87	149	0.00%	(1.44)% to (1.69)%
2020	1.45% to 1.90%	80,206	9.22 to 8.87	724	0.25%	(1.19)% to (1.64)%
Janus Aspen Series
Janus Henderson Forty Portfolio — Service Shares
2024	1.45% to 1.45%	239	57.77 to 57.77	14	0.01%	26.27% to 26.27%
2023	1.45% to 1.45%	239	45.75 to 45.75	11	0.12%	37.64% to 37.64%
2022	1.45% to 1.45%	282	33.24 to 33.24	9	0.05%	(34.69)% to (34.69)%
2021	1.45% to 1.45%	369	50.90 to 50.90	19	0.55%	20.82% to 20.82%
2020	1.45% to 1.45%	420	42.12 to 42.12	18	0.63%	37.02% to 37.02%
Lincoln Variable Insurance Products Trust
LVIP American Century Inflation Protection Fund — Service Class 2024	1.70% to 1.70%	1,509	10.88 to 10.88	16	3.74%	(0.19)% to (0.19)%
2023	1.70% to 1.70%	1,509	10.90 to 10.90	16	3.33%	1.65% to 1.65%
2022	1.45% to 1.70%	1,896	11.08 to 10.72	20	5.02%	(14.34)% to (14.55)%
2021	1.45% to 1.70%	1,898	12.94 to 12.55	24	3.14%	4.73% to 4.46%
2020	1.45% to 1.70%	1,900	12.35 to 12.01	23	1.19%	7.97% to 7.69%
PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class Shares
2024	1.70% to 1.70%	1,397	17.31 to 17.31	24	5.83%	5.06% to 5.06%
2023	1.70% to 1.70%	1,397	16.48 to 16.48	23	5.66%	10.32% to 10.32%
2022	1.70% to 1.70%	1,397	14.94 to 14.94	21	5.05%	(11.80)% to (11.80)%
2021	1.45% to 1.70%	2,196	17.46 to 16.94	38	4.44%	2.13% to 1.87%
2020	1.45% to 1.70%	2,196	17.09 to 16.63	37	4.87%	4.21% to 3.95%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2024	1.70% to 1.70%	1,433	11.38 to 11.38	16	2.73%	(7.62)% to (7.62)%
2023	1.70% to 1.70%	1,433	12.32 to 12.32	18	2.38%	2.22% to 2.22%
2022	1.70% to 1.70%	1,433	12.05 to 12.05	17	2.04%	(30.08)% to (30.08)%
2021	1.70% to 1.70%	1,433	17.23 to 17.23	25	1.56%	(6.40)% to (6.40)%
2020	1.70% to 1.70%	1,433	18.41 to 18.41	26	1.67%	15.40% to 15.40%
Low Duration Portfolio — Administrative Class Shares
2024	1.15% to 1.95%	—	10.73 to 9.51	—	0.00%	3.29% to 2.45%
2023	1.15% to 1.95%	—	10.39 to 9.28	—	0.00%	3.77% to 2.93%
2022	1.15% to 1.95%	—	10.02 to 9.02	—	0.00%	(6.82)% to (7.57)%
2021	1.15% to 1.95%	—	10.75 to 9.76	—	0.00%	(2.07)% to (2.86)%
2020	1.15% to 1.95%	—	10.98 to 10.04	—	1.59%	1.80% to 0.98%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Total Return Portfolio — Administrative Class Shares
2024	1.15% to 1.95%	—	12.14 to 10.76	—	0.00%	1.35% to 0.52%
2023	1.15% to 1.95%	—	11.98 to 10.70	—	0.00%	4.72% to 3.87%
2022	1.15% to 1.95%	—	11.44 to 10.30	—	0.17%	(15.28)% to (15.97)%
2021	1.45% to 1.45%	1,621	13.03 to 13.03	21	1.82%	(2.70)% to (2.70)%
2020	1.45% to 1.45%	1,621	13.39 to 13.39	22	2.14%	7.07% to 7.07%
State Street Variable Insurance Series Funds, Inc.
Real Estate Securities V.I.S. Fund — Class 1 Shares
2024	1.15% to 1.95%	—	33.12 to 29.33	—	0.00%	9.18% to 8.30%
2023	1.15% to 1.95%	—	30.33 to 27.08	—	0.00%	12.20% to 11.29%
2022	1.15% to 1.95%	—	27.03 to 24.34	—	0.00%	(25.79)% to (26.39)%
2021	1.15% to 1.95%	—	36.43 to 33.06	—	0.00%	40.18% to 39.04%
2020	1.15% to 1.95%	—	25.99 to 23.78	—	0.00%	(6.33)% to (7.08)%
Total Return V.I.S. Fund — Class 3 Shares
2024	1.45% to 1.90%	217,840	18.78 to 17.54	3,955	4.07%	9.44% to 8.93%
2023	1.45% to 1.90%	265,581	17.16 to 16.10	4,411	1.90%	13.54% to 13.02%
2022	1.45% to 1.90%	325,093	15.11 to 14.24	4,775	0.37%	(17.92)% to (18.30)%
2021	1.15% to 1.90%	406,479	19.09 to 17.43	7,315	1.76%	11.90% to 11.05%
2020	1.15% to 1.90%	504,773	17.06 to 15.70	8,172	1.61%	4.91% to 4.12%
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2024	1.45% to 1.45%	13	9.58 to 9.58	—	0.00%	2.44% to 2.44%
2023	1.45% to 1.45%	13	9.35 to 9.35	—	0.00%	0.11% to 0.11%
2022	1.45% to 1.45%	136	9.34 to 9.34	1	0.00%	19.79% to 19.79%
2021	1.45% to 1.45%	383	7.80 to 7.80	3	0.00%	23.22% to 23.22%
2020	1.45% to 1.45%	527	6.33 to 6.33	3	0.00%	10.20% to 10.20%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.